Offerings - Offering: 1	Oct. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, issuable upon settlement of assumed restricted stock units and performance stock units
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit	26.035
Maximum Aggregate Offering Price	$ 117,157,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,192.71
Offering Note	Consists of shares of common stock issuable upon the settlement of outstanding restricted stock units and performance stock units granted under the ACV Auctions Inc. 2021 Equity Incentive Plan (the "Assumed Plan"), which were assumed by the Registrant in connection with the completion of the merger contemplated by the Agreement and Plan of Merger, dated as of September 10, 2026, by and among the Registrant, Apple Merger Sub, Inc. and ACV Auctions Inc. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of common stock that become issuable under the Assumed Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of common stock. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act on the basis of $26.035 per share, which is the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on October 14, 2026.